UNAUDITED CONSOLIDATED CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income from operations
Diluted weighted average shares outstanding (in shares)			779,908	758,942
Diluted net income (loss) per share (Note 15) (in dollars per share)			$ (16.72)	$ (22.67)
CIK0001838821_ARYA Sciences Acquisition Corp IV
Income from operations
General and administrative expenses	$ 252,199	$ 78,851	$ 863,939	$ 1,047,448
Loss from operations	(252,199)	(78,851)	(863,939)	(1,047,448)
Gain on extinguishment of legal expenses	2,302,557	0	3,577,104	0
Subscription agreement expense	(713,794)	0	(2,134,199)	0
Interest earned on cash and investments held in Trust Account	(486,027)	(460,364)	(997,778)	(1,589,210)
Total other income (expense), net	2,074,790	460,364	2,440,683	1,589,210
Net income (loss)	$ 1,822,591	$ 381,513	$ 1,576,744	$ 541,762
Class A ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Income from operations
Basic weighted average shares outstanding (in shares)	3,799,016	3,690,831	3,922,090	7,485,358
Diluted weighted average shares outstanding (in shares)	3,799,016	3,690,831	3,922,090	7,485,358
Net loss per share attributable to common stockholders - basic (in dollars per share)	$ 0.24	$ 0.05	$ 0.21	$ 0.05
Diluted net income (loss) per share (Note 15) (in dollars per share)	$ 0.24	$ 0.05	$ 0.21	$ 0.05
Class B ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Income from operations
Basic weighted average shares outstanding (in shares)	3,737,500	3,737,500	3,737,500	3,737,500
Diluted weighted average shares outstanding (in shares)	3,737,500	3,737,500	3,737,500	3,737,500
Net loss per share attributable to common stockholders - basic (in dollars per share)	$ 0.24	$ 0.05	$ 0.21	$ 0.05
Diluted net income (loss) per share (Note 15) (in dollars per share)	$ 0.24	$ 0.05	$ 0.21	$ 0.05